Senior Notes and Secured Indebtedness - Details of Notes Payable and Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Feb. 24, 2012	Dec. 31, 2011
Senior Notes:
Total Senior Notes			$ 283,500	$ 283,483
Notes payable:
Total notes payable and Senior Notes	360,471	338,248	384,500
Successor [Member]
Senior Notes:
Total Senior Notes		325,000
Notes payable:
Notes payable	35,471	13,248
Total notes payable and Senior Notes	360,471	338,248
Successor [Member] | Revolving Credit Facility [Member]
Notes payable:
Notes payable	0	0
Successor [Member] | Construction notes payable [Member]
Notes payable:
Notes payable	19,233	13,248
Successor [Member] | Seller financing [Member]
Notes payable:
Notes payable	16,238	0
Predecessor [Member]
Senior Notes:
Total Senior Notes				489,483
Notes payable:
Notes payable				74,009
Total notes payable and Senior Notes				563,492
8 1/2% Senior Notes due November 15, 2020 [Member] | Successor [Member]
Senior Notes:
Total Senior Notes	325,000	325,000
8 1/2% Senior Notes due November 15, 2020 [Member] | Predecessor [Member]
Senior Notes:
Total Senior Notes				0
Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt		235,000
Senior Secured Term Loan [Member] | Successor [Member]
Senior Notes:
Senior Secured Debt		0
Senior Secured Term Loan [Member] | Predecessor [Member]
Senior Notes:
Senior Secured Debt				206,000
7 5/8% Senior Notes due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes				66,704
7 5/8% Senior Notes due December 15, 2012 [Member] | Successor [Member]
Senior Notes:
Total Senior Notes		0
7 5/8% Senior Notes due December 15, 2012 [Member] | Predecessor [Member]
Senior Notes:
Total Senior Notes				66,704
10 3/4% Senior Notes due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes				138,912
10 3/4% Senior Notes due April 1, 2013 [Member] | Successor [Member]
Senior Notes:
Total Senior Notes		0
10 3/4% Senior Notes due April 1, 2013 [Member] | Predecessor [Member]
Senior Notes:
Total Senior Notes				138,912
7 1/2% Senior Notes due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes				77,867
7 1/2% Senior Notes due February 15, 2014 [Member] | Successor [Member]
Senior Notes:
Total Senior Notes		0
7 1/2% Senior Notes due February 15, 2014 [Member] | Predecessor [Member]
Senior Notes:
Total Senior Notes				$ 77,867